Common shares - Share Issuance Offerings (Details)			12 Months Ended
	May 17, 2019 CAD ($) $ / shares shares	May 17, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 21, 2020 $ / shares
Disclosure of classes of share capital [line items]
Aggregate gross proceeds			$ 9,943,886	$ 20,604,207
Common Shares
Disclosure of classes of share capital [line items]
Offering price | $ / shares					$ 1.65
Public offering | Common Shares
Disclosure of classes of share capital [line items]
Share issuances | shares	4,025,000	4,025,000	9,093,940	4,025,000
Offering price | $ / shares	$ 3.25
Aggregate gross proceeds	$ 13,081,250	$ 9,735,246
Incurred transaction costs		1,014,706
Portion of share transaction costs paid in warrants		$ 152,145
Private placement | Common Shares
Disclosure of classes of share capital [line items]
Share issuances | shares	5,384,000	5,384,000		5,384,000
Offering price | $ / shares	$ 3.25
Aggregate gross proceeds	$ 17,498,000	$ 13,022,252
Incurred transaction costs		1,138,585
Portion of share transaction costs paid in warrants		$ 203,515